STOCKHOLDERS' EQUITY - Preferred Stock Shares (Details)	Dec. 31, 2020 $ / shares shares
Stockholders' Equity Note [Abstract]
Preferred shares, shares authorized	1,000,000
Preferred stock, par value, (per share) | $ / shares	$ 0.0001
Preferred shares, shares issued	0
Preferred shares, shares outstanding	0